General and administrative expenses	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory
Note 8

General and administrative expenses

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Outsourcing costs 1,816 1,492 896
Technology costs 2,356 1,851 1,146
Consulting, legal and audit fees 1,616 1,619 592
Real estate and logistics costs 1,200 1,342 605
Market data services 749 684 419
Marketing and communication 575 408 265
Travel and entertainment 337 278 172
Litigation, regulatory and similar matters
1
(128) 809 348
Other 1,604 1,673
2
746
Total general and administrative expenses 10,124 10,156 5,189
1 Reflects the net

increase / (decrease) in

provisions for litigation,

regulatory and similar matters

recognized in the income

statement, including a release

of IFRS 3 acquisition-related

contingent liabilities.

Refer to
Note 18 for more information.

2 Includes USD
296 m attributable to setting up a provision related to onerous contracts.
General and administrative expenses

decreased by USD
32 m to USD 10,124
m and included expenses arising

due to the
integration of the legacy operations of Credit Suisse into

the UBS Group.